Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2022	2021

Long-term gold price (per ounce)	US$1,645	US$1,600
Long-term silver price (per ounce)	US$21	US$21
Post-tax real discount rate	5.3%	4.3%